Investment Objectives and Goals - FRANKLIN SMALL CAP ENHANCED ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Small Cap Enhanced ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.